Annual Total Returns[BarChart] - Invesco SP 500 Pure Growth ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.35%	15.02%	43.27%	13.89%	2.34%	3.88%	26.28%	(4.58%)	28.52%	29.25%